SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
Subsequent events for recognition or disclosure have been evaluated through April 21, 2022, the date the financial statements were available to be issued.
Sale Leaseback of St. Paul Farming Facility
On January 25, 2022, the Company entered into a purchase and sale agreement for a sale-leaseback transaction with a third party related to its industrial property in St. Paul, Minnesota. The Company sold the property to this third party and then entered into a new lease with them. Per the agreement, the initial term of the lease will be for 20 years with an option to extend for two 5 year terms. The based annual rent is $566 thousand. The Company received approximately $8,100 thousand in proceeds related to the sale of this property in connection with the sale-leaseback.
Agrico Merger
On January 31, 2022, the Company announced it will merge with a special acquisition company, Agrico Acquisition Corp. (“Agrico”). The transaction will result in the Company becoming a publicly listed company on NASDAQ and delisting from the Euronext Growth Oslo exchange during the second quarter of 2022.
Key highlights of the merger include:
•The all-stock transaction creates a combined company with an equity value of approximately $375,000 thousand on a fully diluted pro forma basis, assuming no redemptions from Agrico’s shareholders.
•Based on the common stock of Agrico at $10 per share, the transaction implies an exchange ratio of 0.091 for existing Company shareholders.
•In addition to shares of Agrico common stock, the Company’s shareholders will receive one contractual Contingent Value Right per share of common stock that will entitle them to receive up to two stock payments upon the achievement of certain milestones. Each stock payment will consist of shares representing 5% of the fully diluted equity of the Company at the date of completion of the transaction.
New capital is expected to provide the Company the flexibility to fuel the next generation of farms in the US and International locations.
Bridge Financing Facility
On March 7, 2022, the company announced it entered a secured convertible bridge financing facility for up to $20,000 thousand. The facility, which matures one year from the drawdown date, will bear paid in kind interest at 8%, is secured by certain assets of the Company and, subject to required corporate approvals, will be convertible by the lenders into shares at any time following the consummation of the announced merger with Agrico. and the NASDAQ listing at a conversion price of US$10.00 / share in the merged entity.
Secured Credit Facility
On April 19, 2022, the Company secured a $30,000 thousand, Senior Secured Credit Facility with Farm Credit of Central Florida. $20,000 thousand of the facility is available under a term loan to support capital expenditures, whereas the remaining $10,000 thousand is available under a revolving loan for working capital needs of the Company in the United States. The credit agreement has a term of 120 months which includes standard terms and conditions customary in secured financing transactions of this nature. The principal under the term loan will bear interest at a rate of prime plus 0.750%, the principal under the revolving loan will bear interest at a rate of prime plus 0.625%.
Share Recast
On May 27, 2022, the Company's merger between Kalera AS with its wholly-owned subsidiary Kalera S.A. became effective. As merger consideration, the shareholders of Kalera AS received shares in Kalera S.A. The exchange ratio in the merger between Kalera AS with its wholly-owned subsidiary Kalera S.A. was 2-to-1, meaning that two shares in Kalera AS gave the right to receive one share in Kalera S.A., resulting in the number of shares in Kalera S.A. being approximately half the number of shares as in Kalera AS. Subsequently, the Company's merger between Kalera S.A. and Agrico Acquisition Corp on June 28, 2022 became effective. As merger consideration, the shareholders of Kalera S.A. received shares in Kalera Public Limited Company in accordance with a 0.181 exchange ratio, meaning that each share in Kalera S.A. gave the right to receive 0.181 shares of Kalera Public Limited Company. The accompanying financial statements and notes to the financial statements give retroactive effect to these merger events for all periods presented.
SUBSEQUENT EVENTS
Subsequent events for recognition or disclosure have been evaluated through the date the financial statements were available to be issued.
Private Placement
•On July 11, 2022, the Company entered into a securities purchase agreement with a single institutional investor to raise approximately $10,000 thousand through the private placement of 2,500,000 shares of common stock (or pre-funded warrants in lieu thereof), 2,500,000 Series A Warrants and 2,500,000 Series B Warrants. Each share of common stock (or pre-funded warrant in lieu thereof) is being sold together with accompanying warrants at a combined effective purchase price of $4.00. The Series A Warrants will be exercisable six months from the date of issuance at an exercise price of $4.41 per share and will expire two years from the date of issuance. The Series B Warrants will be exercisable six months from the date of issuance at an exercise price of $4.41 per share and will expire five and a half years from the date of issuance.